NET REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
NET REVENUES
Schedule of net revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	U.S dollars in thousands		U.S dollars in thousands
Movantik® revenues	19,212	19,951	38,113	19,951
Other products	2,290	948	3,964	2,004
	21,502	20,899	42,077	21,955